CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - TRY (₺) ₺ in Thousands	Share capital	Treasury shares	Other capital reserves	Share premium	Accumulated deficit	Total
Balance at beginning of the year at Dec. 31, 2022	₺ 942,373		₺ 1,004,123	₺ 27,370,776	₺ (22,956,565)	₺ 6,360,707
Net income/(loss) for the year					142,744	142,744
Other comprehensive loss for the year					(141,942)	(141,942)
Share-based payments			201,080			201,080
Acquisition of treasury shares		₺ (320,970)				(320,970)
Balance at ending of the year at Dec. 31, 2023	942,373	(320,970)	1,205,203	27,370,776	(22,955,763)	6,241,619
Net income/(loss) for the year					(2,100,697)	(2,100,697)
Other comprehensive loss for the year					(28,890)	(28,890)
Share-based payments			235,534			235,534
Balance at ending of the year at Dec. 31, 2024	942,373	(320,970)	1,440,737	27,370,776	(25,085,350)	4,347,566
Net income/(loss) for the year					(5,699,176)	(5,699,176)
Other comprehensive loss for the year					(4,965)	(4,965)
Capital increase	7,169			4,164,791		4,171,960
Share-based payments			76,098			76,098
Modification of equity-settled awards to cash-settled awards			₺ (1,516,835)		636,948	(879,887)
Transfer to accumulated deficit				(11,822,453)	11,822,453
Balance at ending of the year at Dec. 31, 2025	₺ 949,542	₺ (320,970)		₺ 19,713,114	₺ (18,330,090)	₺ 2,011,596